Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Property and Equipment, Net [Abstract]
Purchases of property and equipment	$ 53,810	$ 9,027
Depreciation expense	$ 50,879	$ 14,133